NET EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
NET EARNINGS (LOSS) PER SHARE [Text Block]

NOTE 20:- NET EARNINGS (LOSS) PER SHARE

Details of the number of shares and income (loss) used in the computation of earnings per share:

Year ended December 31,
	2020		2019
	Weighted number of shares (in thousands)	Net loss attributable to equity holders of the Company	Weighted number of shares (in thousands)	Net loss attributable to equity holders of the Company

For the computation of basic net earnings	38,565	$(28,698)	31,978	$(7,292)

Effect of potential dilutive Ordinary shares	—	—	—	—

For the computation of diluted net earnings	38,565	$(28,698)	31,978	$(7,292)

*) For 2020, and 2019, all potentially dilutive securities (Warrants and share options) were excluded from the calculation of diluted earnings per share as they are antidilutive. Including the effect of Share Consolidation (See Note 18a).